Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Schwab Monthly Income Fund - Target Payout
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Monthly Income Fund – Target Payout
Average Annual Return, Percent	[1]	12.17%	3.82%	4.85%
Schwab Monthly Income Fund - Flexible Payout
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Monthly Income Fund – Flexible Payout
Average Annual Return, Percent	[1]	12.14%	3.21%	4.27%
Schwab Monthly Income Fund - Income Payout
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Monthly Income Fund – Income Payout
Average Annual Return, Percent	[1]	9.85%	1.97%	3.37%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent		17.88%	14.42%	14.82%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Target Payout Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Target Payout Composite Index
Average Annual Return, Percent		11.66%	3.79%	5.86%
Flexible Payout Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Flexible Payout Composite Index
Average Annual Return, Percent		11.66%	3.19%	5.01%
Income Payout Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Income Payout Composite Index
Average Annual Return, Percent		9.67%	2.00%	3.83%

[1]	The fund’s routine expenses have been absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.